Intangible assets, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
Note 4. Intangible assets, net
Finite-lived intangible assets:

	December 31, 2023	December 31, 2022

Original amounts:
Core technology	$15,950	$13,263
Trade name	3,900	3,900
Customer relationship	177	177
	20,027	17,340
Accumulated amortization:
Core technology	5,657	3,303
Trade name	3,738	2,763
Customer relationship	38	20
	9,433	6,086
Intangible assets, net
	$10,594	$11,254
a. Amortization expense amounted to $3,347, $2,826 and $1,971 for the years ended December 31, 2023, 2022 and 2021, respectively.

b. The expected future amortization expenses by year related to the intangible assets as of December 31, 2023 are as follows:

2024	$3,227
2025	3,060
2026	2,543
2027	1,281
2028 and thereafter	483
$10,594